Average Annual Total Returns - Retail Class - Transamerica US Growth	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	T 1 Year	T 5 Years	T 10 Years	T Since Inception	T Inception Date	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	28.40%	18.65%	14.24%		Nov. 13, 2009	25.67%	16.38%	12.30%		18.73%	14.55%	11.27%		33.78%	19.04%	14.01%		Nov. 13, 2009	36.17%	20.34%	15.29%		Nov. 30, 2009	24.70%	18.29%		15.89%	Feb. 10, 2012	38.49%	[1]	21.00%	[1]	17.21%	[1]	17.99%	[1]

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